UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brightleaf Capital LLC
Address: 324 Blackwell Street. Suite 520

         Durham, NC  27701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Pinto
Title:     Secretary
Phone:     919-401-6501

Signature, Place, and Date of Signing:

     John J. Pinto     Durham, NC/USA     August 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $103,173 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN APPAREL INC           COM              023850100      797   150000 SH       DEFINED                         150000
BALLY TECHNOLOGIES INC         COM              05874B107     7597   224750 SH       DEFINED                         224750
BRUNSWICK CORP                 COM              117043109      391    46000 SH       DEFINED                          46000
CABELAS INC                    COM              126804301     1642   149200 SH       DEFINED                         149200
CACHE INC                      COM NEW          127150308      800    74757 SH       DEFINED                          74757
CARMAX INC                     COM              143130102     6197   436694 SH       DEFINED                         436694
CORINTHIAN COLLEGES INC        COM              218868107     5819   501211 SH       DEFINED                         501211
CYBEX INTL INC                 COM              23252E106     4337  1264548 SH       DEFINED                        1264548
CYNOSURE INC                   CL A             232577205     1953    98522 SH       DEFINED                          98522
DICKS SPORTING GOODS INC       COM              253393102     4080   230000 SH       DEFINED                         230000
FINISH LINE INC                CL A             317923100     2984   342900 SH       DEFINED                         342900
FULL HOUSE RESORTS INC         COM              359678109     1563   747200 SH       DEFINED                         747200
GAIAM INC                      CL A             36268Q103     6961   515194 SH       DEFINED                         515194
JACK IN THE BOX INC            COM              466367109     3881   173200 SH       DEFINED                         173200
JOS A BANK CLOTHIERS INC       COM              480838101     6779   253446 SH       DEFINED                         253446
LIVEPERSON INC                 COM              538146101     6313  2246741 SH       DEFINED                        2246741
MARINEMAX INC                  COM              567908108      247    43000 SH       DEFINED                          43000
MORTONS RESTAURANT GRP INC N   COM              619430101      860   125000 SH       DEFINED                         125000
NATUS MEDICAL INC DEL          COM              639050103     1293    61751 SH       DEFINED                          61751
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      549    55000 SH       DEFINED                          55000
PINNACLE ENTMT INC             COM              723456109     8276   788905 SH       DEFINED                         788905
RUBIOS RESTAURANTS INC         COM              78116B102     4253   848999 SH       DEFINED                         848999
SHERWIN WILLIAMS CO            COM              824348106     5022   109350 SH       DEFINED                         109350
SUMMER INFANT INC              COM              865646103     2171   506000 SH       DEFINED                         506000
TEXAS ROADHOUSE INC            CL A             882681109      584    65076 SH       DEFINED                          65076
TOWN SPORTS INTL HLDGS INC     COM              89214A102    10950  1172333 SH       DEFINED                        1172333
ULTA SALON COSMETCS & FRAG I   COM              90384S303      743   329638 SH       DEFINED                         329638
UNDER ARMOUR INC               CL A             904311107     5977   233100 SH       DEFINED                         233100
WEBMD HEALTH CORP              COM              94770V102      154     7001 SH       DEFINED                           7001